Note 18 - Financial Instruments (Details) - Carrying Amounts and Fair Value of Financial Instruments - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Estimate of Fair Value Measurement [Member]
Other investments for which it is:
Practicable to estimate fair value	¥ 4,314,481	¥ 3,751,011
Practicable to estimate fair value	4,314,481	3,751,011
Portion at Other than Fair Value Measurement [Member]
Other investments for which it is:
Not practicable	¥ 2,346,225	¥ 2,604,806